WARRANT LIABILITIES AND WARRANT RESERVE (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities And Warrant Reserve
SCHEDULE OF WARRANT LIABILITIES

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2022
Beginning of financial year	-	-	-
Fair value changes to profit or loss	-	-	-
Cashless exercise of warrants	-	-	-
Currency realignment	-	-	-
End of financial year	-	-

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2023
Beginning of financial year	-	-	-
Fair value at inception date	120,618	112,214	4.00
Fair value changes to profit or loss	-	111,631	-
Cashless exercise of warrants classified under warrant reserve	(48,247)	(73,930)	5.11-5.22
Currency realignment	-	(3,302)	-
End of financial year	72,371	146,613

SCHEDULE OF FAIR VALUE OF WARRANTS

The Representative’s Warrants are considered at Level 2 fair value hierarchy. The fair value of the warrants was determined by using Black-Scholes option pricing model using the key assumptions as follows:

As at December 31, 2022
Expected volatility	-
Risk-free interest rate	-
Expected term (years)	-
Exercise price	-
Spot price	-
Fair value of warrant	-

As at December 31, 2023
Expected volatility	6.77%
Risk-free interest rate	3.88%
Expected term (years)	5
Exercise price	US$4.00
Spot price	US$4.90
Fair value of warrant	US$1.52

SCHEDULE OF WARRANT RESERVE
	2022	2023
	S$	S$

At beginning of year	-	-
Cashless exercise of warrants	-	73,930
At end of year	-	73,930